Supplementary Cash Flow Information - Non-Cash Working Capital (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Supplementary Cash Flow Information [Line Items]
Accounts Receivable and Accrued Revenues	$ (399)	$ 263	$ (1,273)	$ 437
Income Tax Receivable	0	(4)	13	(4)
Inventories	(106)	(21)	(1,120)	460
Accounts Payable and Accrued Liabilities	452	107	1,092	(663)
Income Tax Payable	51	(2)	6	(7)
Total Non-Cash Working Capital	(2)	343	(1,282)	223
Cash From (Used in) Operating	(166)	328	(1,498)	275
Cash From (Used in) Investing	$ 164	$ 15	$ 216	$ (52)